Long-term debt - Additional Information (Details) $ in Thousands, $ in Millions	Mar. 15, 2023	Apr. 30, 2025	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Apr. 26, 2022 CAD ($)	Mar. 13, 2017 USD ($)
Disclosure of Long-term Debt
Revolving credit facility				$ 147,666
Redemption 100% option
Disclosure of Long-term Debt
Percentage of the principle amount of the notes		100.00%
Revolving credit facility
Disclosure of Long-term Debt
Total facility amount			$ 1,600,000	1,600,000
Senior unsecured notes 2025
Disclosure of Long-term Debt
Fair value of senior unsecured notes			392,700	391,300
Total facility amount						$ 300.0
Annual interest rate						5.625%
Senior unsecured notes	100.00%
Senior unsecured notes 2030
Disclosure of Long-term Debt
Fair value of senior unsecured notes			$ 511,700	$ 496,800
Total facility amount					$ 400,000
Annual interest rate					6.875%
Senior unsecured notes 2030 | Redemption 35% option
Disclosure of Long-term Debt
Percentage of the principle amount of the notes		35.00%